Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Operating Expenses

			2019	2018	2017
				(Note 5)	(Note 5)
	Note		Million	Million	Million
Interconnection			21,037	20,692	21,762
Credit impairment losses			5,761	4,635	3,392
Write-down of inventories			171	155	297
(Gain)/loss on disposal of property, plant and equipment			(64)	8	8
Write-off and impairment of property, plant and equipment			2,975	1,250	12,593
Auditors’ remuneration
- audit services	(i	)	111	108	107
- tax services			2	3	3
- other services			10	6	12
Others	(ii	)	16,241	13,918	19,312

			46,244	40,775	57,486

Note:

(i)
Audit services include reporting on the Group’s internal controls over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act of the United States of America at a service fee of RMB22 million (2018: RMB22 million; 2017: RMB22 million).

(ii)	Others consist of administrative expenses, taxes and surcharges, and other miscellaneous expenses.